Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class (with sales charge)
Average Annual Return, Percent	3.37%	0.73%	1.84%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	0.90%	0.04%	1.42%
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Average Annual Return, Percent	0.97%	0.19%	1.50%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	1.80%	0.10%	1.18%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (with sales charge)
Average Annual Return, Percent	3.40%	0.78%	1.86%
Without Sales Load [Member] | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class (without sales charge)
Average Annual Return, Percent	3.37%	0.73%	1.84%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	3.22%	0.50%	1.66%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (without sales charge)
Average Annual Return, Percent	3.28%	0.65%	1.74%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	2.80%	0.10%	1.18%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	3.40%	0.78%	1.86%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%	1.16%	2.39%
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Average Annual Return, Percent	1.65%	0.72%	1.84%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%	1.16%	2.39%
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Average Annual Return, Percent	1.65%	0.72%	1.84%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%	1.16%	2.39%
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Average Annual Return, Percent	1.65%	0.72%	1.84%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%	1.16%	2.39%
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Average Annual Return, Percent	1.65%	0.72%	1.84%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%	1.16%	2.39%
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Average Annual Return, Percent	1.65%	0.72%	1.84%